Business Acquisition - Unaudited Pro forma Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shandong Zengyu and Other 2018 Acquirees
Business Acquisition [Line Items]
pro forma net revenues			¥ 2,317,937	¥ 1,392,146
pro forma net (loss)			(824,909)	¥ (389,366)
Beijing Xiaoze, Xi'an Intest, Dalian Keyuan and Other 2019 Acquirees
Business Acquisition [Line Items]
pro forma net revenues		¥ 3,481,809	2,928,589
pro forma net (loss)		(516,704)	¥ (836,874)
Zhengzhou Youshili
Business Acquisition [Line Items]
pro forma net revenues	¥ 2,970,758	3,185,922
pro forma net (loss)	¥ (37,745)	¥ (520,417)